Customer and Supplier Concentrations (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Customer and Supplier Concentrations [Line Items]
Revenues and purchases percentage		10.00%
Total revenues		26.08%
Accounts receivable (in Dollars)		$ 714,542
One Customer [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues			11.38%
Accounts receivable (in Dollars)	$ 674,590		$ 674,590
Total accounts receivable percentage		12.09%	24.18%
Accounts receivable percentage		28.62%
Two Customer [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues			10.95%
Total accounts receivable percentage	13.76%		16.11%
Accounts receivable percentage		13.90%
Three Customer [Member]
Customer and Supplier Concentrations [Line Items]
Total accounts receivable percentage			11.71%
Accounts receivable percentage		10.73%
Four Customers [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable percentage		10.49%